Schedule of New Accounting Pronouncements and Changes In Accounting Principles (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets	$ 94.2	$ 64.3	$ 59.1	$ 33.6
Deferred tax asset, net	55.3	84.7	113.0	119.4
Retained earnings	$ 9,868.7	$ 9,043.0	8,222.1	$ 8,203.0
Accounting Standards Update 2014-09 | Adjustments Due to Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets			25.5
Deferred tax asset, net			(6.4)
Retained earnings			$ 19.1